Finance Income (Tables)	12 Months Ended
Jun. 30, 2023
Material income and expense [abstract]
Summary of Finance Income

	2023	2022	2021

	US$	US$	US$
Interest income	3,227,496	235,468	372,001
Total finance income	3,227,496	235,468	372,001